Variable Interest Entities and Equity Method Investments (Tables)	12 Months Ended
Dec. 30, 2016
Variable Interest Entities and Equity Method Investments
Schedule of summarized financial information for unconsolidated VIEs and equity method investments

	December 30,	December 25,
($ in thousands)	2016	2015
Financial Position:
Current assets	$457,273	$569,224
Noncurrent assets	21,964	22,333
Total assets	$479,237	$591,557
Current liabilities	$303,502	$383,887
Noncurrent liabilities	1,353	1,566
Partners’/Owners’ equity	174,382	206,104
Total liabilities and equity	$479,237	$591,557
CH2M’s share of equity	$66,329	$84,296

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
Results of Operations:
Revenue	$1,683,389	$2,382,854	$2,514,461
Direct costs	(1,544,856)	(2,177,271)	(2,297,607)
Gross margin	138,533	205,583	216,854
Selling, general and administrative expenses	(44,306)	(55,250)	(39,981)
Operating income	94,227	150,333	176,873
Other loss, net	(5,028)	(4,620)	(3,663)
Net income	$89,199	$145,713	$173,210
CH2M’s share of net income	$51,957	$46,765	$54,918

Schedule of significant investments in affiliated unconsolidated companies

We have the following significant investments in unconsolidated VIEs and equity method investments companies as of December 30, 2016:

% Ownership
Domestic:
AGVIQ - CH2M HILL Joint Venture III/IIIA	49.0%
CH2M/WG Idaho, LLC	50.5%
Coastal Estuary Services LLC	49.9%
MW/CH2M HILL, a Joint Venture (SNWA)	50.0%
National Security Technologies, LLC	10.0%
OMI Beca Ltd.	50.0%
Savannah River Remediation LLC	15.0%
URS/CH2M OAK RIDGE LLC (UCOR)	45.0%
Washington Closure LLC (River Corridor)	30.0%
Foreign:
A-One+	33.3%
Broadlands Environmental Services	10.0%
CHT JV	50.0%
C2V+	50.0%
Cavendish Dounreay Partnership LTD	30.0%
CH2M HILL - MACE Joint Venture	51.0%
CH2M HILL-KUNWON PMC	54.0%
CHCJV	50.0%
Consorcio Integrador Rio de Janeiro	48.0%
Consórcio Sondotécnica-Cobrape-CH2M	25.0%
CPG Consultants-CH2M NIP JV	50.0%
Halcrow Hyder	50.0%
HWC Treatment Program Alliance Joint Venture	50.0%
SMNM-VECO JV	50.0%
Sydney Water Corporation-Odour Program Mgmt Alliance	50.0%
Transcend Partners, LTD.	40.0%